Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in thousands)
Machinery and equipment	$149,191	$147,763
Buildings and improvements	188,309	179,977
Computer equipment and software	50,712	56,714
Office equipment, furniture and fixtures	12,314	14,056
Land	18,572	18,867
	419,098	417,377
Accumulated depreciation and amortization and impairment	(229,948)	(237,658)
	189,150	179,719
Construction work in progress	3,416	4,660
	$192,566	$184,379
Depreciation expenses were $20.7 million, $21.5 million and $22.4 million in the years ended December 31, 2025, 2024 and 2023, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded impairment charges of $1.7 million, $0 million and $4.4 million, respectively, which were recorded in the Consolidated Statements of Operations and Comprehensive Loss under cost of sales.